Ordinary Shares and Treasury Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	May 18, 2021
Ordinary Shares and Treasury Stock
Amount of shares repurchased	$ 68.0	$ 164.9		$ 175.0	$ 175.0
Number of shares retired		19,042,105
Amount of shares retired		$ 105.0
Number of shares repurchased	24,203,643	27,191,731
Class A ordinary shares
Ordinary Shares and Treasury Stock
Shares issued upon exercise of share options and vesting of RSUs	4,503,090	2,180,370	1,752,486